Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Cash generated from (used by) operations	$ 1,102	$ 931	$ 1,067
Net movement in intergroup receivables and payables	0	0	0
Dividends received from joint ventures	77	91	6
Taxation refund	7	5	14
Taxation paid	(228)	(171)	(174)
Net cash inflow (outflow) from operating activities from continuing operations	958	856	913
Net cash inflow (outflow) from operating activities from discontinued operations	89	1	84
Net cash inflow (outflow) from operating activities	1,047	857	997
Cash flows from investing activities
Capital expenditure	(703)	(575)	(675)
Interest capitalised and paid	(6)	0	0
Proceeds from disposal of tangible assets	3	10	3
Dividends from other investments	0	2	0
Other investments acquired	(9)	(13)	(8)
Proceeds from disposal of other investments	3	7	3
Investments in associates and joint ventures	(5)	(8)	(27)
Net loans repaid by (advanced to) associates and joint ventures	20	17	(6)
Reduction in investment in subsidiary			0
Disposal (acquisition) of subsidiaries	0	0	0
Increase in investment in subsidiary	0
Decrease (increase) in cash restricted for use	0	(6)	(8)
Interest received	14	5	7
Net cash inflow (outflow) from investing activities from continuing operations	(683)	(561)	(711)
Net cash inflow (outflow) from investing activities from discontinued operations	(54)	226	(151)
Cash in subsidiaries sold and transferred to held for sale	(6)	0	0
Net cash inflow (outflow) from investing activities	(743)	(335)	(862)
Cash flows from financing activities
Increase/reduction in share capital	0		0
Proceeds from borrowings	168	753	815
Repayment of borrowings	(165)	(967)	(767)
Finance costs paid	(137)	(130)	(138)
Bond settlement premium, RCF and bond transaction costs	0	(10)	0
Dividends paid	(43)	(39)	(58)
Intergroup dividends received (paid)	0	0	0
Net cash inflow (outflow) from financing activities from continuing operations	(177)	(393)	(148)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	(177)	(393)	(148)
Net increase (decrease) in cash and cash equivalents	127	129	(13)
Translation	0	(5)	3
Cash and cash equivalents at beginning of year	329	205	215
Cash and cash equivalents at end of year	456	329	205
Consolidation adjustments
Cash flows from operating activities
Cash generated from (used by) operations	4	8	3
Net movement in intergroup receivables and payables	(7)	12	(31)
Dividends received from joint ventures	0	0	0
Taxation refund	0	0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities from continuing operations	(3)	20	(28)
Net cash inflow (outflow) from operating activities from discontinued operations	0	0	0
Net cash inflow (outflow) from operating activities	(3)	20	(28)
Cash flows from investing activities
Capital expenditure	0	0	0
Interest capitalised and paid	(6)
Proceeds from disposal of tangible assets	0	6	0
Dividends from other investments		0
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	0	3
Investments in associates and joint ventures	0	0	2
Net loans repaid by (advanced to) associates and joint ventures	0	0	(2)
Reduction in investment in subsidiary			(42)
Disposal (acquisition) of subsidiaries	0	0	0
Increase in investment in subsidiary	16
Decrease (increase) in cash restricted for use		(1)	0
Interest received	0	0	0
Net cash inflow (outflow) from investing activities from continuing operations	10	5	(39)
Net cash inflow (outflow) from investing activities from discontinued operations	0	0	0
Cash in subsidiaries sold and transferred to held for sale	0
Net cash inflow (outflow) from investing activities	10	5	(39)
Cash flows from financing activities
Increase/reduction in share capital	(16)		43
Proceeds from borrowings	0	0	0
Repayment of borrowings	0	0	0
Finance costs paid	6	0	0
Bond settlement premium, RCF and bond transaction costs	0	0
Dividends paid	0	0	0
Intergroup dividends received (paid)	0	1	0
Net cash inflow (outflow) from financing activities from continuing operations	(10)	1	43
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	(10)	1	43
Net increase (decrease) in cash and cash equivalents	(3)	26	(24)
Translation	3	(26)	24
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	(59)	(93)	(61)
Net movement in intergroup receivables and payables	35	73	10
Dividends received from joint ventures	0	0	0
Taxation refund	0	0	3
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities from continuing operations	(24)	(20)	(48)
Net cash inflow (outflow) from operating activities from discontinued operations	58	(27)	56
Net cash inflow (outflow) from operating activities	34	(47)	8
Cash flows from investing activities
Capital expenditure	0	0	(1)
Interest capitalised and paid	0
Proceeds from disposal of tangible assets	0	0	0
Dividends from other investments		2
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures	0	0	0
Net loans repaid by (advanced to) associates and joint ventures	17	9	0
Reduction in investment in subsidiary			42
Disposal (acquisition) of subsidiaries	0	0	0
Increase in investment in subsidiary	(16)
Decrease (increase) in cash restricted for use		0	0
Interest received	3	0	0
Net cash inflow (outflow) from investing activities from continuing operations	4	11	41
Net cash inflow (outflow) from investing activities from discontinued operations	(46)	207	(139)
Cash in subsidiaries sold and transferred to held for sale	0
Net cash inflow (outflow) from investing activities	(42)	218	(98)
Cash flows from financing activities
Increase/reduction in share capital	0		0
Proceeds from borrowings	130	407	539
Repayment of borrowings	(124)	(570)	(428)
Finance costs paid	(10)	(12)	(15)
Bond settlement premium, RCF and bond transaction costs	0	0
Dividends paid	(28)	(24)	(39)
Intergroup dividends received (paid)	44	25	0
Net cash inflow (outflow) from financing activities from continuing operations	12	(174)	57
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	12	(174)	57
Net increase (decrease) in cash and cash equivalents	4	(3)	(33)
Translation	1	(1)	0
Cash and cash equivalents at beginning of year	7	11	44
Cash and cash equivalents at end of year	12	7	11
IOMco (the “Issuer”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	(8)	(18)	(15)
Net movement in intergroup receivables and payables	(205)	(215)	(102)
Dividends received from joint ventures	77	91	6
Taxation refund	0	0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities from continuing operations	(136)	(142)	(111)
Net cash inflow (outflow) from operating activities from discontinued operations	0	0	0
Net cash inflow (outflow) from operating activities	(136)	(142)	(111)
Cash flows from investing activities
Capital expenditure	0	0	0
Interest capitalised and paid	0
Proceeds from disposal of tangible assets	0	0	0
Dividends from other investments		0
Other investments acquired	0	0	(5)
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures	0	0	(15)
Net loans repaid by (advanced to) associates and joint ventures	4	10	(6)
Reduction in investment in subsidiary			0
Disposal (acquisition) of subsidiaries	(8)	(7)	(2)
Increase in investment in subsidiary	0
Decrease (increase) in cash restricted for use		1	0
Interest received	5	1	3
Net cash inflow (outflow) from investing activities from continuing operations	1	5	(25)
Net cash inflow (outflow) from investing activities from discontinued operations	0	0	0
Cash in subsidiaries sold and transferred to held for sale	0
Net cash inflow (outflow) from investing activities	1	5	(25)
Cash flows from financing activities
Increase/reduction in share capital	0		(43)
Proceeds from borrowings	0	45	155
Repayment of borrowings	0	(80)	(170)
Finance costs paid	(102)	(102)	(103)
Bond settlement premium, RCF and bond transaction costs	0	(10)
Dividends paid	0	0	0
Intergroup dividends received (paid)	242	360	286
Net cash inflow (outflow) from financing activities from continuing operations	140	213	125
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	140	213	125
Net increase (decrease) in cash and cash equivalents	5	76	(11)
Translation	0	0	0
Cash and cash equivalents at beginning of year	97	21	32
Cash and cash equivalents at end of year	102	97	21
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	1,165	1,034	1,140
Net movement in intergroup receivables and payables	177	130	123
Dividends received from joint ventures	0	0	0
Taxation refund	7	5	11
Taxation paid	(228)	(171)	(174)
Net cash inflow (outflow) from operating activities from continuing operations	1,121	998	1,100
Net cash inflow (outflow) from operating activities from discontinued operations	31	28	28
Net cash inflow (outflow) from operating activities	1,152	1,026	1,128
Cash flows from investing activities
Capital expenditure	(703)	(575)	(674)
Interest capitalised and paid	0
Proceeds from disposal of tangible assets	3	4	3
Dividends from other investments		0
Other investments acquired	(9)	(13)	(3)
Proceeds from disposal of other investments	3	7	0
Investments in associates and joint ventures	(5)	(8)	(14)
Net loans repaid by (advanced to) associates and joint ventures	(1)	(2)	2
Reduction in investment in subsidiary			0
Disposal (acquisition) of subsidiaries	8	7	2
Increase in investment in subsidiary	0
Decrease (increase) in cash restricted for use		(6)	(8)
Interest received	6	4	4
Net cash inflow (outflow) from investing activities from continuing operations	(698)	(582)	(688)
Net cash inflow (outflow) from investing activities from discontinued operations	(8)	19	(12)
Cash in subsidiaries sold and transferred to held for sale	(6)
Net cash inflow (outflow) from investing activities	(712)	(563)	(700)
Cash flows from financing activities
Increase/reduction in share capital	16		0
Proceeds from borrowings	38	301	121
Repayment of borrowings	(41)	(317)	(169)
Finance costs paid	(31)	(16)	(20)
Bond settlement premium, RCF and bond transaction costs	0	0
Dividends paid	(15)	(15)	(19)
Intergroup dividends received (paid)	(286)	(386)	(286)
Net cash inflow (outflow) from financing activities from continuing operations	(319)	(433)	(373)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	(319)	(433)	(373)
Net increase (decrease) in cash and cash equivalents	121	30	55
Translation	(4)	22	(21)
Cash and cash equivalents at beginning of year	225	173	139
Cash and cash equivalents at end of year	$ 342	$ 225	$ 173